Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Schedule Of Earnings Per Share Basic By Common Class [Abstract]
Schedule Of Earnings Per Share Basic By Common Class Text Block
		2010	2009	2008
		$	$	$
The following table sets forth the computation of basic and diluted income/(loss) per share (in millions, except per share data):
	Numerator	112	(825)	(586)
	Net income/(loss) - attributable to AngloGold Ashanti
	Income/(loss) from continuing operations
	Discontinued operations	-	-	23
	Net income/(loss)	112	(825)	(563)
	Less Dividends:
	Ordinary shares	67	45	41
	E Ordinary shares	-	-	-
	Undistributed income/(losses)	45	(870)	(604)

	Ordinary shares undistributed income/(losses)	45	(865)	(600)
	E Ordinary shares undistributed losses	-	(5)	(4)
	Total undistributed income/(losses)	45	(870)	(604)

	Denominator for basic income/(loss) per ordinary share
	Ordinary shares	367,664,700	356,563,773	312,610,124
	Fully vested options(1)	1,023,459	791,353	547,460
	Weighted average number of ordinary shares	368,688,159	357,355,126	313,157,584

	Effect of dilutive potential ordinary shares
	Dilutive potential of stock incentive options(2)	1,569,606	-	-
	Dilutive potential of convertible bonds(3)	-	-	-
	Dilutive potential of E Ordinary shares(4)	-	-	-
	Denominator for diluted income/(loss) per share – adjusted weighted average number of ordinary shares and assumed conversions	370,257,765	357,355,126	313,157,584

	Weighted average number of E Ordinary shares used in calculation of basic and diluted income/(loss) per E Ordinary share	3,182,662	3,873,169	4,046,364

	Income/(loss) per share attributable to AngloGold Ashanti common stockholders (cents)
	From continuing operations
	Ordinary shares	30	(230)	(186)
	E Ordinary shares	15	(115)	(93)
	Ordinary shares – diluted	30	(230)	(186)
	E Ordinary shares – diluted	15	(115)	(93)
	Discontinued operations
	Ordinary shares	-	-	7
	E Ordinary shares	-	-	4
	Ordinary shares – diluted	-	-	7
	E Ordinary shares – diluted	-	-	4
	Net income/(loss)
	Ordinary shares	30	(230)	(179)
	E Ordinary shares	15	(115)	(89)
	Ordinary shares – diluted	30	(230)	(179)
	E Ordinary shares – diluted	15	(115)	(89)

(1)	Compensation awards are included in the calculation of basic income/(loss) per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

	The calculation of diluted income/(loss) per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(2)	Issuable upon the exercise of stock incentive options		1,234,858	872,373
(3)	Issuable upon the exercise of convertible bonds	33,524,615	15,384,615	15,384,615
(4)	The calculation of diluted loss per common share for 2009 and 2008 did not assume the effect of conversion of E Ordinary shares as the Company recorded a loss from continuing operations during these periods.